UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—31.24%

Federal Farm Credit Bank
0.500%, due 08/09/10[1]	15,000,000	14,991,875

Federal Home Loan Bank
0.530%, due 07/13/10[2]	25,000,000	25,000,000

0.120%, due 08/25/10[1]	20,000,000	19,996,333

0.500%, due 10/15/10	7,700,000	7,699,857

0.370%, due 02/22/11[1]	10,000,000	9,975,744

0.440%, due 04/19/11[1]	1,905,000	1,898,201

0.500%, due 05/17/11[1]	6,500,000	6,471,111

0.580%, due 05/27/11	6,500,000	6,500,000

Federal Home Loan Mortgage Corp.*
0.230%, due 07/06/10[1]	15,000,000	14,999,521

0.520%, due 07/16/10[1]	20,000,000	19,995,667

0.170%, due 07/20/10[1]	10,000,000	9,999,103

0.250%, due 10/05/10[1]	15,000,000	14,990,000

0.310%, due 11/16/10[1]	10,000,000	9,988,117

0.310%, due 12/07/10[1]	10,000,000	9,986,308

0.330%, due 12/07/10[1]	13,000,000	12,981,052

0.270%, due 01/14/11[1]	10,000,000	9,985,225

Federal National Mortgage Association*
0.188%, due 07/13/10[2]	25,000,000	25,000,000

2.875%, due 10/12/10	4,800,000	4,831,991

0.410%, due 11/15/10[1]	15,000,000	14,976,596

US Treasury Bills
0.045%, due 07/15/10[1]	12,000,000	11,999,790

0.103%, due 07/22/10[1]	27,000,000	26,998,386

0.081%, due 07/29/10[1]	39,000,000	38,997,543

0.495%, due 07/29/10[1]	11,650,000	11,645,515

0.498%, due 07/29/10[1]	5,850,000	5,847,736

US Treasury Notes
2.000%, due 09/30/10	8,000,000	8,035,265

Total US government and agency obligations (cost—$343,790,936)		343,790,936

Certificates of deposit—21.85%

Banking-non-US—20.99%
Bank of Montreal
0.270%, due 08/11/10	20,000,000	20,000,000

Bank of Nova Scotia
0.360%, due 07/19/10[2]	8,750,000	8,749,817

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.380%, due 07/01/10	15,000,000	15,000,000

0.400%, due 07/16/10	5,000,000	5,000,000

Canadian Imperial Bank of Commerce
0.290%, due 07/01/10[2]	11,500,000	11,500,000

Credit Agricole CIB
0.320%, due 07/01/10	8,500,000	8,500,000

Deutsche Bank AG
0.350%, due 07/02/10	20,000,000	20,000,000

Dexia Credit Local
0.450%, due 07/01/10	17,000,000	17,000,000

Dnb NOR ASA
0.230%, due 07/19/10	15,000,000	15,000,000

0.500%, due 09/07/10	6,000,000	6,000,000

Lloyds TSB Bank PLC
0.300%, due 08/02/10	10,000,000	10,000,000

Mizuho Corporate Bank Ltd.
0.400%, due 07/21/10	5,000,000	5,000,000

0.380%, due 07/22/10	15,000,000	15,000,000

National Australia Bank Ltd.
0.447%, due 07/28/10[2]	9,000,000	9,000,000

National Bank of Canada
0.431%, due 07/06/10[2]	11,000,000	11,000,000

Natixis
0.290%, due 07/01/10[2]	10,000,000	10,000,000

Nordea Bank Finland
0.190%, due 07/30/10	10,000,000	10,000,000

Rabobank Nederland NV
0.290%, due 07/06/10	10,000,000	10,000,000

0.367%, due 07/27/10[2]	8,500,000	8,500,000

Royal Bank of Canada
0.390%, due 07/01/10[2]	8,750,000	8,750,000

Westpac Banking Corp.
0.170%, due 07/01/10[2]	2,000,000	2,000,000

0.240%, due 07/01/10[2]	5,000,000	5,000,000

		230,999,817

Banking-US—0.86%
Citibank N.A.
0.310%, due 07/28/10	9,500,000	9,500,000

Total certificates of deposit (cost—$240,499,817)		240,499,817

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—36.16%

Asset backed-miscellaneous—14.62%
Barton Capital LLC
0.340%, due 07/06/10	20,000,000	19,999,056

Chariot Funding LLC
0.330%, due 07/02/10	20,000,000	19,999,817

Enterprise Funding Co. LLC
0.330%, due 07/13/10	10,000,000	9,998,900

Liberty Street Funding LLC
0.330%, due 07/06/10	20,000,000	19,999,083

Market Street Funding LLC
0.350%, due 08/13/10	5,000,000	4,997,910

0.470%, due 09/20/10	15,000,000	14,984,137

Ranger Funding Co. LLC
0.340%, due 07/26/10	20,000,000	19,995,278

Regency Markets No. 1 LLC
0.370%, due 07/13/10	25,000,000	24,996,917

Salisbury Receivables Co. LLC
0.340%, due 07/20/10	15,000,000	14,997,308

Sheffield Receivables Corp.
0.300%, due 07/14/10	11,000,000	10,998,808

		160,967,214

Asset backed-securities—3.00%
Clipper Receivables Co. LLC
0.300%, due 07/20/10	8,000,000	7,998,733

0.470%, due 09/21/10	15,000,000	14,983,942

Grampian Funding LLC
0.400%, due 07/01/10	10,000,000	10,000,000

		32,982,675

Banking-non-US—4.36%
Commonwealth Bank of Australia
0.200%, due 07/06/10	10,000,000	9,999,722

Credit Suisse First Boston
0.370%, due 08/11/10	20,000,000	19,991,572

Natixis
0.070%, due 07/01/10	15,000,000	15,000,000

Westpac Securitization NZ Ltd.
0.428%, due 07/21/10[2,3]	3,000,000	3,000,000

		47,991,294

Banking-US—8.27%
Bank of America Corp.
0.320%, due 07/08/10	20,000,000	19,998,755

Barclays US Funding Corp.
0.150%, due 07/01/10	15,000,000	15,000,000

BNP Paribas Finance
0.340%, due 07/15/10	15,000,000	14,998,017

Danske Corp.
0.330%, due 07/07/10	15,000,000	14,999,175

0.340%, due 07/07/10	6,000,000	5,999,660

ING (US) Funding LLC
0.300%, due 07/12/10	20,000,000	19,998,167

		90,993,774

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Beverage/bottling—0.91%
PepsiCo, Inc.
0.130%, due 08/23/10	10,000,000	9,998,086

Energy-integrated—0.91%
BP Capital Markets PLC
0.530%, due 08/26/10[4]	10,000,000	9,991,756

Finance-noncaptive diversified—0.91%
General Electric Capital Corp.
0.150%, due 07/26/10	10,000,000	9,998,958

Food/beverage—2.27%
Nestle Capital Corp.
0.220%, due 08/23/10	25,000,000	24,991,903

Technology-software—0.91%
Hewlett-Packard Co.
0.160%, due 07/28/10	10,000,000	9,998,800

Total commercial paper (cost—$397,914,460)		397,914,460

Short-term corporate obligations—2.45%

Banking-non-US—0.36%
Commonwealth Bank of Australia
0.344%, due 07/28/10[2,3]	4,000,000	4,000,000

Finance-captive automotive—0.27%
Toyota Motor Credit Corp.
0.350%, due 07/12/10[2]	3,000,000	3,000,000

Supranationals—1.82%
International Bank for Reconstruction & Development
0.340%, due 08/23/10[1]	10,000,000	9,994,994

0.410%, due 11/01/10[1]	10,000,000	9,985,992

		19,980,986

Total short-term corporate obligations (cost—$26,980,986)		26,980,986

Repurchase agreements—11.70%

Repurchase agreement dated 06/30/10 with Barclays Bank PLC, 0.020% due 07/01/10, collateralized by $49,419,000 Federal Farm Credit Bank obligations, 0.427% due 08/28/12 and $52,785,000 Federal Home Loan Bank obligations, 1.625% due 11/21/12; (value—$103,020,644); proceeds: $101,000,056	101,000,000	101,000,000

Repurchase agreement dated 06/30/10 with Deutsche Bank Securities, 0.010% due 07/01/10, collateralized by $21,843,000 US Treasury Inflation Index Notes, 2.500% due 07/15/16; (value—$26,520,108); proceeds: $26,000,007	26,000,000	26,000,000

Repurchase agreement dated 06/30/10 with State Street Bank & Trust Co., 0.000% due 07/01/10, collateralized by $1,727,101 US Treasury Notes, 2.125% to 3.125% due 05/31/15 to 04/30/17; (value—$1,761,544); proceeds: $1,727,000	1,727,000	1,727,000

Total repurchase agreements (cost—$128,727,000)		128,727,000

Total investments which approximates cost for federal income tax purposes (cost—$1,137,913,199)[5]—103.40%		1,137,913,199

Liabilities in excess of other assets—(3.40)%		(37,371,024)

Net assets (applicable to 1,100,855,979 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,100,542,175

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Interest rates shown are the discount rates at date of purchase.

[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2010 and reset periodically.

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.64% of net assets as of June 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid security representing 0.91% of net assets as of June 30, 2010.

[5]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	343,790,936	—	343,790,936

Certificates of deposit	—	240,499,817	—	240,499,817

Commercial paper	—	397,914,460	—	397,914,460

Short-term corporate obligations	—	26,980,986	—	26,980,986

Repurchase agreements	—	128,727,000	—	128,727,000

Total	—	1,137,913,199	—	1,137,913,199

UBS Cashfund Inc.
Schedule of investments – June 30, 2010 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	71.7

Canada	5.3

Switzerland	4.0

Japan	3.8

France	2.9

Australia	2.9

Norway	1.8

Germany	1.8

United Kingdom	1.8

Netherlands	1.6

Belgium	1.5

Finland	0.9

Total	100.0

Weighted average maturity — 36 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 27, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 27, 2010